Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 10 – Commitment and Contingencies

On February 7, 2021, the landlord of the factory leased by RLSP filed a lawsuit against RLSP for default on lease payment pursuant to the lease agreement entered on November 11, 2019. The case was settled under the court mediation and a civil settlement was issued on April 20, 2021, pursuant to which, RLSP should pay the total unpaid balance of $46,454 (approximately RMB 300,000) along with interest calculated with 24% annum for around five months period. RLSP agreed to make the remaining two lease payments on time. $58,855 (RMB380,000) was made to the landlord through the court in April 2021, including unpaid lease payments, interest and attorney fee. RLSP extended a lease agreement with its landlord to August 14, 2022 in December 2021 and again to January 14, 2023 in August 2022. On January 14, 2023, RLSP signed a lease supplement agreement with the landlord which extended the lease agreement from January 15, 2023 to January 14, 2024 at a monthly amount of RMB 429,000 (or approximately $61,638), payable per each quarter. According to the supplementary contract for factory leasing, RLSP can terminate the lease early by providing the landlord with a 90-day written notice of intent to vacate. RLSP provided this written notice to the landlord on April 30, 2023, and vacated the leased factory on August 15, 2023. The factory lease agreement was terminated as of August 15, 2023.

On July 5, 2022, Guangzhou FuRuiDe Metal Processing Machinery Manufacturing Co., Ltd. (“GFMP”) and RLSP entered into a settlement agreement regarding the dispute about the molds produced by GFMP. GFMP manufactured five pairs of molds for RLSP for the total purchase amount of RMB 200,000 (approximately USD $31,000), whereas RLSP prepaid RMB 30,000 (approximately USD $5,000) as a deposit in October 2019. RLSP claimed that the molds were defective which led to higher product defectives rate and RLSP removed the models from production since then. As a result, RLSP disputed the remaining unpaid purchase amount (i.e. RMB170,000). According to the mediation letter entered by both parties on July 5, 2022, GFMP and RLSP settled the dispute. The settlement amount of RMB 131,850 (approximately $20,000) was paid on August 1, 2022.

On September 17, 2020, RLSP entered into a construction contract with Ningbo Rongsen to build a factory and a new production line for which the annual production capacity will be up to four million sets of automotive seals. The budget of the project is around $4,793,864 (RMB35 million). The project started in April 2021 and was completed on December 30, 2023. Ningbo Rongsen advanced $4,023,081 (RMB29,372,509) for the project as of September 30, 2023.

Note 10 - Commitment and contingencies

On February 7, 2021, the landlord of the factory leased by RLSP filed a lawsuit against RLSP for default on lease payment pursuant to the lease agreement entered on November 11, 2019. The case was settled under the court mediation and a civil settlement was issued on April 20, 2021, pursuant to which, RLSP should pay the total unpaid balance of $46,454 (approximately RMB 300,000) along with interest calculated with 24% annum for around five months period. RLSP agreed to make the remaining two lease payments on time. $58,855 (RMB380,000) was made to the landlord through the court in April 2021, including unpaid lease payments, interest and attorney’s fee. RLSP extended the lease agreement with the landlord to August 14, 2022 in December 2021 and again to January 14, 2023 in August 2022.

On July 5, 2022, Guangzhou FuRuiDe Metal Processing Machinery Manufacturing Co., Ltd. (“GFMP”) and RLSP entered into a settlement agreement regarding the dispute about the molds produced by GFMP. GFMP manufactured five pair of molds for RLSP for the total purchase amount of RMB 200,000 (approximately USD $31,000), whereas RLSP prepaid RMB 30,000 (approximately USD $5,000) as deposit in October 2019. RLSP claims that the molds are defective which led to higher product defectives rate and RLSP has removed the models from production since then. As a result, RLSP disputed the remaining unpaid purchase amount (i.e. RMB170,000). According to the mediation letter entered by both parties on July 5, 2022, GFMP and RLSP are willing to solve the dispute and settled the remaining unpaid balance in RMB 131,850 (approximately $20,000). The settlement amount has been paid on August 1, 2022 through court enforcement of Ningbo City.

On September 17, 2020, RLSP entered a construction contract with Ningbo Rongsen to build up a new production line for which the annual production capacity will be up to four million set of automotive seals. The budget of the project is around $5,420,810 (RMB35 million) with the project started in April 2021, and project is expecting to complete around August 2023.